Earnings per Share (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2019 ARS ($) $ / shares	Jun. 30, 2018 ARS ($) $ / shares	Jun. 30, 2017 $ / shares	Jun. 30, 2017 USD ($)
Earnings per share [abstract]
Profit attributable to equity holders of the Parent	$ (18,032,555)	$ 13,730,576		$ (365,758)
Weighted average number of ordinary shares in issue (thousands)	$ 126,014	$ 126,014		$ 126,014
Basic earnings per share	$ (143.10)	$ 108.96	$ (2.90)